OIL AND NATURAL GAS PROPERTIES & OIL AND NATURAL GAS PROPERTY ACQUISITIONS AND DIVESTITURES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Unproved unevaluated acreage:
Beginning balance	$ 24,461	$ 0	$ 2,886
Lease purchases	15,485	546	0
Assets acquired/conveyed	0	23,915	0
Transfer and other reclassification to evaluated properties		0	(2,886)
Total unproved acreage	39,946	24,461	0
Wells in progress:
Beginning balance	7,453	0	6,042
Additions	11,260	7,453	0
Disposition of wells in progress for elimination of accrued expenses for drilling		0	(5,198)
Reclassification to evaluated properties	(7,411)	0	(844)
Total wells in progress and not subject to DD&A	$ 11,302	$ 7,453	$ 0